UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              WASHINGTON D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE


Report for the Calendar Year or Quarter Ended: June 30, 2008

Check here if Amendment |_|; Amendment Number:

This Amendment (Check only one.):                |_| is a restatement.
                                                 |_| adds new holdings entries.

Institutional Investment Manager Filing this Report:

                                 Name:   MRJ Capital, Inc.

                                 Address: c/o Iridian Asset Management LLC
                                          276 Post Road West, Westport, CT 06880

                                 13F File Number: 028-10310

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission. Person Signing this Report on Behalf of Reporting Manager:

Name: Matt Greenberg

Title: Managing Director

Phone: 203-341-9011

Signature,                               Place,             and Date of Signing:

/s/ Matt Greenberg                       Westport, CT          08/07/08
-----------------------------------      ----------------   -------------------

Report Type (Check only one.):
                                         |X|  13F HOLDINGS REPORT.
                                         |_|  13F NOTICE.
                                         |_|  13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:



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FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:      none

Form 13F Information Table Entry Total: 54

Form 13F Information Table Value Total: $143,972,000
List of Other Included Managers:


No.  13F File Number                                         Name

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
                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ADVANCE AUTO PARTS             COM              00751Y106     1149    29600 SH       SOLE                                      29600
AGILENT TECHNOLOGIES INC       COM              00846U101     5836   164200 SH       SOLE                                     164200
ALCOA INC COM                  COM              013817101     1399    39283 SH       SOLE                                      39283
AMERICAN EAGLE OUTFITTERS      COM              02553E106     1119    82100 SH       SOLE                                      82100
AMGEN INC                      COM              031162100     4013    85100 SH       SOLE                                      85100
ANADARKO PETROLEUM CORP        COM              032511107      762    10182 SH       SOLE                                      10182
ASHLAND INC                    COM              044209104     1971    40900 SH       SOLE                                      40900
ASTORIA FINANCIAL CORP         COM              046265104     1837    91500 SH       SOLE                                      91500
BALL CORP                      COM              058498106     4182    87600 SH       SOLE                                      87600
BANK OF AMERICA CORP           COM              060505104     2415   101192 SH       SOLE                                     101192
BECTON DICKINSON & CO          COM              075887109     1780    21900 SH       SOLE                                      21900
BIOGEN IDEC INC                COM              09062X103     3057    54700 SH       SOLE                                      54700
BOEING CO.                     COM              097023105     3937    59900 SH       SOLE                                      59900
CHEVRON CORP                   COM              166764100     5197    52426 SH       SOLE                                      52426
CITIGROUP INC                  COM              172967101      762    45474 SH       SOLE                                      45474
CONOCOPHILLIPS                 COM              20825C104      269     2848 SH       SOLE                                       2848
CROWN HOLDINGS INC.            COM              228368106     6643   255600 SH       SOLE                                     255600
CYTEC INDUSTRIES INC           COM              232820100      366     6700 SH       SOLE                                       6700
DIAGEO PLC-SPON ADR            COM              25243Q205     3642    49300 SH       SOLE                                      49300
DIRECTV GROUP INC (THE)        COM              25459L106     4024   155300 SH       SOLE                                     155300
DOW CHEMICAL                   COM              260543103     3760   107700 SH       SOLE                                     107700
DR HORTON INC                  COM              23331A109      137    12640 SH       SOLE                                      12640
DRESSER-RAND GROUP INC         COM              261608103     4798   122700 SH       SOLE                                     122700
EDWARDS LIFESCIENCES CORP      COM              28176E108     5081    81900 SH       SOLE                                      81900
ENCANA CORP                    COM              292505104     5175    56909 SH       SOLE                                      56909
ENSCO INTERNATIONAL INC        COM              26874Q100     1631    20200 SH       SOLE                                      20200
FRANKLIN RESOURCES INC         COM              354613101     3497    38151 SH       SOLE                                      38151
FREEPORT-MCMORAN COPPER        COM              35671D857     4547    38800 SH       SOLE                                      38800
GENZYME CORP                   COM              372917104      360     5000 SH       SOLE                                       5000
HEALTH NET INC                 COM              42222G108     1167    48500 SH       SOLE                                      48500
HUDSON CITY BANCORP INC        COM              443683107     5715   342600 SH       SOLE                                     342600
IBM CORPORATION                COM              459200101     2048    17281 SH       SOLE                                      17281
JPMORGAN CHASE & CO            COM              46625H100     4170   121550 SH       SOLE                                     121550
LEHMAN BROTHERS HOLDINGS INC   COM              524908100      616    31100 SH       SOLE                                      31100
LINCOLN NATIONAL CORP          COM              534187109      281     6200 SH       SOLE                                       6200
LUXOTTICA GROUP SPA-SPON ADR   COM              55068R202     3838   164500 SH       SOLE                                     164500
MACY'S INC                     COM              55616P104     3247   167200 SH       SOLE                                     167200
MORGAN STANLEY                 COM              617446448      491    13600 SH       SOLE                                      13600
NAVISTAR INTERNATIONAL         COM              63934E108     3304    50200 SH       SOLE                                      50200
NORTHROP GRUMMAN CORP          COM              666807102     3325    49700 SH       SOLE                                      49700
OLIN CORP                      COM              680665205     1914    73100 SH       SOLE                                      73100
SHIRE LTD-ADR                  COM              82481R106     3154    64198 SH       SOLE                                      64198
SMURFIT-STONE CONTAINER CORP   COM              832727101      628   154200 SH       SOLE                                     154200
TEEKAY CORPORATION             COM              Y8564W103     6628   146700 SH       SOLE                                     146700
TEMPLE-INLAND INC              COM              879868107      585    51900 SH       SOLE                                      51900
TEXTRON INC                    COM              883203101     5359   111800 SH       SOLE                                     111800
THE TRAVELERS COS INC          COM              89417E109     1420    32722 SH       SOLE                                      32722
TYCO INTERNATIONAL LTD         COM              G9143X208      660    16490 SH       SOLE                                      16490
UNITEDHEALTH GROUP INC         COM              91324P102     1537    58560 SH       SOLE                                      58560
US BANCORP                     COM              902973304     3478   124688 SH       SOLE                                     124688
VALSPAR CORP                   COM              920355104     1403    74200 SH       SOLE                                      74200
WABCO HOLDINGS INC             COM              92927K102     2292    49334 SH       SOLE                                      49334
WELLS FARGO & CO               COM              949746101      238    10000 SH       SOLE                                      10000
WHIRLPOOL CORP                 COM              963320106     3130    50700 SH       SOLE                                      50700